Summary of significant accounting policies - Earnings per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions						6 Months Ended	12 Months Ended
	Aug. 14, 2020	Jul. 17, 2020	Jun. 19, 2020	Mar. 09, 2020	Aug. 01, 2019	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Dec. 30, 2019	Nov. 22, 2019	May 10, 2019
Earnings per share ("EPS")
Redeemable ordinary shares, shares issued												725,000
Redeemable ordinary shares, shares outstanding												725,000
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights								623,699	83,151
Number of warrants						4,667		4,667
Incremental common shares attributable to call options and warrants						1,867		1,867
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)						$ 1.07	$ 1.04
Vested stock options
Earnings per share ("EPS")
Incremental common shares attributable to call options and warrants					90,000
Antidilutive securities (in shares)					67,500
Convertible debt issued on March 9, 2020
Earnings per share ("EPS")
Incremental common shares attributable to call options and warrants				1,125,182
Principal value of convertible debts issued, that are anti-dilutive				$ 1.0							$ 1.2
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)				$ 0.8							$ 1.0
Convertible debt issued on June 19, 2020
Earnings per share ("EPS")
Incremental common shares attributable to call options and warrants			912,532
Principal value of convertible debts issued, that are anti-dilutive			$ 0.7							$ 1.8
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)			$ 0.8							$ 1.0
Convertible debt issued on July 17, 2020
Earnings per share ("EPS")
Incremental common shares attributable to call options and warrants		280,000
Principal value of convertible debts issued, that are anti-dilutive		$ 0.7		$ 1.0
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)		$ 2.5		$ 3.0
Convertible debt issued on August 14, 2020
Earnings per share ("EPS")
Incremental common shares attributable to call options and warrants	120,000
Principal value of convertible debts issued, that are anti-dilutive	$ 0.3			$ 0.7
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)	$ 2.5			$ 3.0
Contingent shares to be issued pursuant to business combination
Earnings per share ("EPS")
Antidilutive securities (in shares)						1,000,000	1,000,000